UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4789

Scudder New Asia Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

Scudder New Asia Fund, Inc.

	Shares	Value ($)

Common Stocks 96.0%
Australia 0.9%
Newcrest Mining Ltd. (Cost $394,530)	110,888	1,856,015
China 8.6%
Beijing Capital International Airport Co., Ltd. "H"	1,606,000	921,067
China Construction Bank "H", 144A*	2,681,900	1,252,958
China Petroleum & Chemical Corp. "H"	3,900,000	2,261,845
China Telecom Corp., Ltd. "H"	3,427,100	1,214,634
China Vanke Co., Ltd. "B"	3,029,100	3,493,997
Foxconn International Holdings Ltd.*	1,596,300	3,003,677
Harbin Power Equipment Co., Ltd. "H"	2,630,200	2,220,322
Shanghai Electric Group Co., Ltd. "H"*	3,555,800	1,500,840
SINA Corp.*	47,100	1,314,090
		17,183,430
Hong Kong 15.6%
Advanced Semiconductor Manufacturing Corp. "H"*	474,000	98,730
Cheung Kong (Holdings) Ltd.	193,000	2,043,387
China Mobile (Hong Kong) Ltd. (ADR)	42,200	1,119,988
China Resources Power Holdings Co., Ltd.	1,471,500	1,071,506
Citic Pacific Ltd.	243,000	729,706
FU JI Food & Catering Services	817,300	1,695,873
Hong Kong Exchanges & Clearing Ltd.	842,000	5,073,172
Hongkong Land Holdings Ltd.	610,900	2,272,548
Hutchison Whampoa Ltd.	270,000	2,472,371
Kingboard Chemical Holdings Ltd.	787,900	2,386,299
Li & Fung Ltd.	442,000	996,888
Link (REIT)*	440,700	954,197
Midland Realty Holdings Ltd.	4,388,400	2,460,262
Nine Dragons Paper Holdings Ltd.*	1,936,000	1,322,413
Norstar Founders Group Ltd.	3,303,800	1,575,438
Shangri-La Asia Ltd.	890,000	1,433,791
Solomon Systech International Ltd.	2,856,000	1,389,508
Wing Hang Bank Ltd.	240,200	2,016,848

(Cost $18,466,631)		31,112,925
India 4.7%
Bharti Tele-Ventures Ltd.*	154,400	1,471,843
Hotel Leelaventure Ltd.	133,299	1,042,428
Infosys Technologies Ltd.	25,200	1,684,719
Jindal South West Holdings Ltd.*	37,325	159,743
Reliance Capital Ventures Ltd.*	125,400	70,308
Reliance Communication Ventures Ltd.*	125,400	870,755
Reliance Energy Ventures Ltd.*	125,400	122,441
Reliance Industries Ltd.	125,400	2,243,392
Reliance Natural Resources Ltd.*	125,400	93,980

Sintex Industries Ltd.	326,400	1,687,011

(Cost $4,813,105)		9,446,620
Indonesia 4.6%
PT Bank Mandiri	4,413,500	822,269
PT Indosat Tbk	599,900	339,068
PT Indosat Tbk (ADR)	39,400	1,106,746
PT Medco Energi Internasional Tbk	3,685,300	1,682,617
PT Telekomunikasi Indonesia "B"	5,055,500	3,830,867
PT Telekomunikasi Indonesia (ADR)	47,400	1,436,694

(Cost $5,287,294)		9,218,261
Japan 17.3%
AEON Mall Co., Ltd.	81,000	4,032,795
Chiyoda Corp.	265,000	6,169,074
Diamond City Co., Ltd.	25,000	1,155,480
eAccess Ltd.	750	579,864
JFE Holdings, Inc.	40,600	1,638,488
KDDI Corp.	178	951,249
Matsui Securities Co., Ltd.	188,700	2,616,469
Nissan Motor Co., Ltd.	65,000	772,048
Nitto Denko Corp.	24,000	2,037,043
Park24 Co., Ltd.	89,000	3,039,762
Sumitomo Corp.	292,000	4,157,961
Sumitomo Realty & Development Co., Ltd.	157,000	4,348,513
Taisei Corp.	386,000	1,849,652
UFJ Central Leasing Co., Ltd.	22,000	1,186,916

(Cost $14,285,416)		34,535,314
Korea 19.8%
Daegu Bank	311,200	5,813,380
Hynix Semiconductor, Inc.*	48,300	1,436,672
Hynix Semiconductor, Inc. (GDR) (REG S) 144A*	55,800	1,644,983
Hyundai Mobis	15,100	1,336,558
INTOPS Co., Ltd.	38,300	1,359,973
Korea Exchange Bank*	109,000	1,379,889
Korea Information Service, Inc.*	75,700	1,480,342
KT&G Corp.	40,900	2,306,834
LG Card Co., Ltd.*	32,900	1,770,965
NEPES Corp.*	753	9,881
POSCO (ADR)	30,900	1,971,420
Samsung Electronics Co., Ltd.	14,260	9,246,398
Samsung Engineering Co., Ltd.	65,200	2,201,070
SK Corp.	42,000	2,818,444
STX Pan Ocean Co., Ltd.*	1,846,400	1,011,272
Taegu Department Store Co., Ltd.	79,100	1,400,288
Wooree ETI Co., Ltd.*	31,100	403,314
Woori Finance Holdings Co., Ltd.	96,000	1,906,958

(Cost $19,770,124)		39,498,641
Malaysia 2.8%
Airasia Bhd.*	2,229,200	1,065,242
Resorts World Bhd.	532,700	1,909,163
SP Setia Bhd.	1,573,700	1,606,557
YTL Corp. Bhd.	706,900	978,847

(Cost $5,266,363)		5,559,809

Philippines 2.3%
Manila Water Co.	5,801,000	748,370
Philippine Long Distance Telephone Co. (ADR)	66,700	2,505,919
SM Investments Corp.	312,750	1,399,917

(Cost $3,344,073)		4,654,206
Taiwan 15.1%
Asustek Computer, Inc.	593,000	1,607,714
AU Optronics Corp. (ADR)	118,173	1,761,959
Cathay Financial Holding Co., Ltd.	817,100	1,460,074
Chungwha Telecom Co., Ltd.	578,300	1,090,376
Hon Hai Precision Industry Co., Ltd.	337,159	2,087,865
Hotai Motor Co., Ltd.	374,200	772,414
Hung Poo Real Estate Development Corp.	1,433,900	1,175,093
Powerchip Semiconductor Corp.	3,242,700	1,898,156
Siliconware Precision Industries Co.	3,213,676	4,183,120
Silitech Technology Corp.	287,500	1,421,623
SinoPac Financial Holdings Co., Ltd.	5,075,500	2,572,268
Ta Chong Bank Ltd.*	3,585,982	789,925
Taiwan Semiconductor Manufacturing Co., Ltd.	2,774,734	5,488,175
United Microelectronics Corp.	2,745,201	1,733,802
Yang Ming Marine Transport	722,000	440,427
Yuanta Core Pacific Securities Co.	2,583,846	1,560,250

(Cost $23,894,453)		30,043,241
Thailand 4.3%
Airports of Thailand PCL (Foreign Registered)	603,100	748,542
Bangkok Bank PCL (Foreign Registered)	865,300	2,581,989
Krung Thai Bank PCL (Foreign Registered)	3,156,700	885,094
Precious Shipping PCL (Foreign Registered)	858,600	629,456
Thai Oil PCL (Foreign Registered)	502,800	853,628
The Siam Cement PCL (Foreign Registered)	251,900	1,658,814
True Corp. PCL (Foreign Registered)*	4,402,600	1,189,127

(Cost $7,206,338)		8,546,650

Total Common Stocks (Cost $111,159,736)		191,655,112
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd.* (Cost $795)	86,100	42,167
Preferred Stocks 2.4%
Korea
Daishin Securities Co., Ltd.	197,700	2,991,139
Samsung Electronics Co., Ltd.	3,600	1,843,351

Total Preferred Stocks (Cost $1,924,850)		4,834,490
Rights 0.0%
Thailand
True Corp. PCL* (Cost $0)	299,999	0
Cash Equivalents 1.0%
Cash Management QP Trust, 4.64% (a) (Cost $1,976,658)	1,976,658	1,976,658

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 115,062,039)	99.4	198,508,427
Other Assets and Liabilities, Net	0.6	1,194,765

Net Assets	100.0	199,703,192

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust

At March 31, 2006, the Scudder New Asia Fund, Inc. had the following Sector diversification:
	Market Value ($)	As a % of Common and Preferred Stocks
Financials	54,396,235	27.7%
Information Technology	45,011,340	22.9%
Industrials	40,434,115	20.6%
Telecommunication Services	17,739,999	9.0%
Materials	13,236,584	6.7%
Consumer Discretionary	12,934,889	6.6%
Energy	7,738,975	3.9%
Utilities	2,690,631	1.4%
Consumer Staples	2,306,834	1.2%
Total Common and Preferred Stocks	196,489,602	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder New Asia Fund, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder New Asia Fund, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006